SEGMENT INFORMATION (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [abstract]
Capitalised development costs	$ 8.6	$ 1.8